Common Stock	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Common Stock

13. Common Stock

National Oilwell Varco has authorized 1 billion shares of $.01 par value common stock. The Company also has authorized 10 million shares of $.01 par value preferred stock, none of which is issued or outstanding.

Cash dividends aggregated $389 million and $209 million for the years ended December 31, 2013 and 2012, respectively. The declaration and payment of future dividends is at the discretion of the Company’s Board of Directors and will be dependent upon the Company’s results of operations, financial condition, capital requirements and other factors deemed relevant by the Company’s Board of Directors.

Stock Options

Under the terms of National Oilwell Varco’s Long-Term Incentive Plan, as amended during the second quarter of 2013, 39.5 million shares of common stock are authorized for the grant of options to officers, key employees, non-employee directors and other persons. Options granted under our stock option plan generally vest over a three-year period starting one year from the date of grant and expire ten years from the date of grant. The purchase price of options granted may not be less than the closing market price of National Oilwell Varco common stock on the date of grant. At December 31, 2013, approximately 14.5 million shares were available for future grants.

We also have inactive stock option plans that were acquired in connection with the acquisitions of Varco International, Inc. in 2005 and Grant Prideco in 2008. We converted the outstanding stock options under these plans to options to acquire our common stock and no further options are being issued under these plans. Stock option information summarized below includes amounts for the National Oilwell Varco Long-Term Incentive Plan and stock plans of acquired companies. Options outstanding at December 31, 2013 under the stock option plans have exercise prices between $9.14 and $84.58 per share, and expire at various dates from January 28, 2014 to February 10, 2023.

The following summarizes options activity:

	Years Ended December 31,
	2013		2012		2011
	Number	Average	Number	Average	Number	Average
	of	Exercise	of	Exercise	of	Exercise
	Shares	Price	Shares	Price	Shares	Price
Shares under option at beginning of year	9,473,482	$58.69	10,481,750	$47.20	11,039,544	$38.01
Granted	2,832,587	69.37	2,239,088	84.58	2,277,946	79.68
Cancelled	(303,417)	72.43	(228,137)	60.28	(241,174)	40.20
Exercised	(1,366,459)	77.44	(3,019,219)	82.26	(2,594,566)	36.84

Shares under option at end of year	10,636,193	$63.29	9,473,482	$58.69	10,481,750	$47.20

Exercisable at end of year	5,831,091	$53.46	4,823,331	$43.99	5,073,965	$38.47

The following summarizes information about stock options outstanding at December 31, 2013:

	Weighted-Avg	Options Outstanding		Options Exercisable
	Remaining		Weighted		Weighted
Range of Exercise Price	Contractual	Shares	Exercise	Shares	Exercise
$9.14—$45.00	4.36	3,201,686	$34.43	3,201,686	$34.43
$45.01—$70.00	8.17	3,361,420	67.84	622,464	61.32
$70.01—$84.58	7.63	4,073,087	82.21	2,006,941	81.39

Total	6.82	10,636,193	$63.29	5,831,091	$53.46

The weighted-average fair value of options granted during 2013, 2012 and 2011, was approximately $24.11, $30.01 and $29.52 per share, respectively, as determined using the Black-Scholes option-pricing model. The total intrinsic value of options exercised during 2013 and 2012, was $64 million and $120 million, respectively.

The determination of fair value of share-based payment awards on the date of grant using an option-pricing model is affected by our stock price as well as assumptions regarding a number of highly complex and subjective variables. These variables include, but are not limited to, the expected stock price volatility over the term of the awards, and actual and projected employee stock option exercise activity. The use of the Black Scholes model requires the use of extensive actual employee exercise activity data and the use of a number of complex assumptions including expected volatility, risk-free interest rate, expected dividends and expected term.

	Years Ended December 31,
	2013	2012	2011
Valuation Assumptions:
Expected volatility	50.1%	51.7%	53.2%
Risk-free interest rate	0.9%	0.9%	2.1%
Expected dividends	$0.75	$0.57	$0.44
Expected term (in years)	3.4	3.2	3.1

The Company used the actual volatility for traded options for the past 10 years prior to option date as the expected volatility assumption required in the Black Scholes model.

The risk-free interest rate assumption is based upon observed interest rates appropriate for the term of our employee stock options. The dividend yield assumption is based on the history and expectation of dividend payouts. The estimated expected term is based on actual employee exercise activity for the past ten years.

As stock-based compensation expense recognized in the Consolidated Statement of Income in 2013 is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures. ASC Topic 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Forfeitures were estimated based on historical experience.

The following summary presents information regarding outstanding options at December 31, 2013 and changes during 2013 with regard to options under all stock option plans:

			Weighted
		Weighted- Average	Remaining Contractual	Average
	Shares	Exercise Price	Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2012	9,473,482	$58.69	6.86	$150,667,018
Granted	2,832,587	$69.37
Exercised	(303,417)	$72.43
Cancelled	(1,366,459)	$77.44

Outstanding at December 31, 2013	10,636,193	$63.29	6.82	$183,849,267

Vested or expected to vest	10,466,014	$63.29	6.82	$180,907,679

Exercisable at December 31, 2013	5,831,091	$53.46	5.37	$155,892,094

At December 31, 2013, total unrecognized compensation cost related to nonvested stock options was $74 million. This cost is expected to be recognized over a weighted-average period of two years. The total fair value of stock options vested in 2013, 2012 and 2011 was approximately $64 million, $55 million and $54 million, respectively. Cash received from option exercises for 2013, 2012 and 2011 was $58 million, $113 million and $96 million, respectively. The actual tax benefit realized for the tax deductions from option exercises totaled $39 million, $42 million and $43 million for 2013, 2012 and 2011, respectively. Cash used to settle equity instruments granted under all share-based payment arrangements for 2013, 2012 and 2011 was not material for any period.

Restricted Shares

The Company issues restricted stock awards and restricted stock units to officers and key employees in addition to stock options. During the year ended December 31, 2013, the Company granted 540,194 shares of restricted stock and restricted stock units with a fair value of $69.33 per share and 16,702 shares of restricted stock with a fair value of $69.17 per share. In addition, the Company granted performance share awards to senior management employees with potential payouts varying from zero to 368,860 shares. The restricted stock and restricted stock units were granted February 15, 2013 and vest on the third anniversary of the date of grant, except for a special grant of 16,352 restricted stock units which vest on the second anniversary of the date of grant (subject to the satisfaction of a performance condition). On May 22, 2013, the 16,702 restricted stock awards, with a fair value of $69.17 per share, were granted to the non-employee members of the board of directors. These restricted stock awards vest in equal thirds over three years on the anniversary of the grant date. The performance share awards were granted on March 22, 2013 and can be earned based on performance against established goals over a three-year performance period. The performance share awards are divided into two equal, independent parts that are subject to two separate performance metrics: 50% with a TSR (total shareholder return) goal (the “TSR Award”) and 50% with an internal ROC (return on capital) goal (the “ROC Award”). During the first quarter of 2013, the Company concluded that the performance conditions relating to the performance-based restricted stock awards granted on February 16, 2010 were not met. As a result, the Company reversed $8 million in previously recognized stock-based compensation expense related to performance-based restricted stock awards that did not vest.

The following summary presents information regarding outstanding restricted shares:

	Years Ended December 31,
	2013		2012		2011
		Weighted-		Weighted-		Weighted-
	Number	Average	Number	Average	Number	Average
	of	Grant Date	of	Grant Date	of	Grant Date
	Units	Fair Value	Units	Fair Value	Units	Fair Value
Nonvested at beginning of year	1,336,666	$67.56	1,606,047	$44.21	1,765,837	$42.15
Granted	758,176	69.07	482,428	83.79	374,425	79.53
Vested	(340,218)	69.29	(406,844)	83.34	(496,642)	64.22
Cancelled	(239,534)	40.97	(344,965)	30.39	(37,573)	44.02

Nonvested at end of year	1,515,090	$73.73	1,336,666	$67.56	1,606,047	$44.21

The weighted-average grant day fair value of restricted stock awards and restricted stock units granted during the years ended 2013, 2012 and 2011 was $69.07, $83.79 and $79.53 per share, respectively. There were 340,218; 406,844 and 496,642 restricted stock awards that vested during 2013, 2012 and 2011, respectively. At December 31, 2013, there was approximately $54 million of unrecognized compensation cost related to nonvested restricted stock awards and restricted stock units, which is expected to be recognized over a weighted-average period of two years.